Share of net profit - Equity method (Details) - EUR (€) € in Thousands				1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2023	Oct. 11, 2023	Sep. 29, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments accounted for using the equity method
General and administrative expenses						€ (13,837)	€ (12,912)	€ (11,155)
Net operating loss						(102,709)	(57,110)	(52,114)
Financial income						1,788	4,923	5,478
Financial expenses						(6,882)	(2,107)	(2,635)
Net financial income						(5,095)	2,816	2,842
Income tax						(607)	20	(364)
Net loss for the period						(110,426)	(54,274)	(49,635)
Exchange difference on translation of foreign operations						833	(107)	(164)
Items that will not be reclassified subsequently to profit or loss						(97)	425	82
Total comprehensive loss						(109,657)	€ (53,955)	€ (49,717)
Share of net profit - Equity method						€ (2,015)
Hepalys Pharma, Inc
Investments accounted for using the equity method
Group's share in %	15.00%	15.00%	15.00%	15.00%	15.00%	15.00%
Share of net loss					€ (134)
Elimination of downstream sales					(1,881)
Share of net profit - Equity method					(2,015)
Hepalys Pharma, Inc
Investments accounted for using the equity method
General and administrative expenses						€ (1,028)
Net operating loss						(1,028)
Financial income						85
Financial expenses						(162)
Net financial income						(77)
Income tax						(6)
Net loss for the period	€ (879)				(879)	(1,111)
Exchange difference on translation of foreign operations					231	255
Items that will not be reclassified subsequently to profit or loss					231	255
Total comprehensive loss					€ (647)	€ (857)